Related party transactions - Schedule of Amounts Due from/to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [Line Items]
Amounts due from related parties, current	$ 1,794	$ 56,984
Amounts due to related parties	3,225	6,931
Shopline Group
Related party transactions [Line Items]
Amounts due from related parties, current	0	56,316
Huya [Member]
Related party transactions [Line Items]
Amounts due to related parties	1,262	4,363
Other Related Party [Member]
Related party transactions [Line Items]
Amounts due from related parties, current	1,794	668
Amounts due to related parties	67	1,056
Xiaomi Group [Member]
Related party transactions [Line Items]
Amounts due to related parties	1,750	1,384
Guangzhou Sunhongs [Member]
Related party transactions [Line Items]
Amounts due to related parties	$ 146	$ 128